Distribution Date:	09/17/21	JPMC Commercial Mortgage Securities Trust 2013-C16
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20			trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46641BAA1	1.223200%	56,761,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641BAB9	3.070000%	236,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641BAC7	3.881200%	145,000,000.00	144,430,539.80	44,963,914.34	467,136.51	3,338,207.21	0.00	48,769,258.06	99,466,625.46	45.26%	30.00%
A-4	46641BAD5	4.166400%	276,236,000.00	276,236,000.00	0.00	959,091.39	0.00	0.00	959,091.39	276,236,000.00	45.26%	30.00%
A-SB	46641BAE3	3.674400%	80,504,000.00	33,763,485.02	1,347,348.46	103,383.79	94,372.50	0.00	1,545,104.75	32,416,136.56	45.26%	30.00%
A-S	46641BAH6	4.516900%	83,774,000.00	83,774,000.00	0.00	315,332.32	0.00	0.00	315,332.32	83,774,000.00	34.02%	22.62%
B	46641BAJ2	5.124074%	73,835,000.00	73,835,000.00	0.00	315,279.99	0.00	0.00	315,279.99	73,835,000.00	24.11%	16.12%
C	46641BAK9	5.188874%	41,177,000.00	41,177,000.00	0.00	178,051.88	0.00	0.00	178,051.88	41,177,000.00	18.59%	12.50%
D	46641BAP8	5.188874%	56,795,000.00	56,795,000.00	0.00	245,585.07	0.00	0.00	245,585.07	56,795,000.00	10.97%	7.50%
E	46641BAR4	3.744000%	21,299,000.00	21,299,000.00	0.00	66,452.88	0.00	0.00	66,452.88	21,299,000.00	8.12%	5.62%
F	46641BAT0	3.744000%	11,359,000.00	11,359,000.00	0.00	35,440.08	0.00	0.00	35,440.08	11,359,000.00	6.59%	4.63%
NR	46641BAV5	3.744000%	52,536,247.00	49,145,005.35	0.00	157,364.67	0.00	0.00	157,364.67	49,145,005.35	0.00%	0.00%
R	46641BAX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,917,248.00	791,814,030.17	46,311,262.80	2,843,118.58	3,432,579.71	0.00	52,586,961.09	745,502,767.37

Notional Certificates
X-A	46641BAF0	1.075317%	878,916,000.00	538,204,024.82	0.00	482,283.31	1,320,966.56	0.00	1,803,249.87	491,892,762.02
X-B	46641BAG8	0.064800%	73,835,000.00	73,835,000.00	0.00	3,987.09	0.00	0.00	3,987.09	73,835,000.00
X-C	46641BAM5	1.444874%	85,194,247.00	81,803,005.35	0.00	98,495.85	0.00	0.00	98,495.85	81,803,005.35
Notional SubTotal			1,037,945,247.00	693,842,030.17	0.00	584,766.25	1,320,966.56	0.00	1,905,732.81	647,530,767.37

Deal Distribution Total					46,311,262.80	3,427,884.83	4,753,546.27	0.00	54,492,693.90

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641BAC7	996.07268828	310.09596097	3.22163110	0.00000000	0.00000000	23.02211869	0.00000000	336.33971076	685.97672731
A-4	46641BAD5	1,000.00000000	0.00000000	3.47199999	0.00000000	0.00000000	0.00000000	0.00000000	3.47199999	1,000.00000000
A-SB	46641BAE3	419.40133434	16.73641633	1.28420687	0.00000000	0.00000000	1.17227094	0.00000000	19.19289414	402.66491802
A-S	46641BAH6	1,000.00000000	0.00000000	3.76408337	0.00000000	0.00000000	0.00000000	0.00000000	3.76408337	1,000.00000000
B	46641BAJ2	1,000.00000000	0.00000000	4.27006149	0.00000000	0.00000000	0.00000000	0.00000000	4.27006149	1,000.00000000
C	46641BAK9	1,000.00000000	0.00000000	4.32406149	0.00000000	0.00000000	0.00000000	0.00000000	4.32406149	1,000.00000000
D	46641BAP8	1,000.00000000	0.00000000	4.32406145	0.00000000	0.00000000	0.00000000	0.00000000	4.32406145	1,000.00000000
E	46641BAR4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
F	46641BAT0	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
NR	46641BAV5	935.44948786	0.00000000	2.99535424	(0.07675177)	11.42747578	0.00000000	0.00000000	2.99535424	935.44948786
R	46641BAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641BAF0	612.34978635	0.00000000	0.54872515	0.00000000	0.00000000	1.50294972	0.00000000	2.05167487	559.65844520
X-B	46641BAG8	1,000.00000000	0.00000000	0.05400000	0.00000000	0.00000000	0.00000000	0.00000000	0.05400000	1,000.00000000
X-C	46641BAM5	960.19400641	0.00000000	1.15613264	0.00000000	0.00000000	0.00000000	0.00000000	1.15613264	960.19400641

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	467,136.51	0.00	467,136.51	0.00	0.00	0.00	467,136.51	0.00
A-4	08/01/21 - 08/30/21	30	0.00	959,091.39	0.00	959,091.39	0.00	0.00	0.00	959,091.39	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	103,383.79	0.00	103,383.79	0.00	0.00	0.00	103,383.79	0.00
X-A	08/01/21 - 08/30/21	30	0.00	482,283.31	0.00	482,283.31	0.00	0.00	0.00	482,283.31	0.00
X-B	08/01/21 - 08/30/21	30	0.00	3,987.09	0.00	3,987.09	0.00	0.00	0.00	3,987.09	0.00
X-C	08/01/21 - 08/30/21	30	0.00	98,495.85	0.00	98,495.85	0.00	0.00	0.00	98,495.85	0.00
A-S	08/01/21 - 08/30/21	30	0.00	315,332.32	0.00	315,332.32	0.00	0.00	0.00	315,332.32	0.00
B	08/01/21 - 08/30/21	30	0.00	315,279.99	0.00	315,279.99	0.00	0.00	0.00	315,279.99	0.00
C	08/01/21 - 08/30/21	30	0.00	178,051.88	0.00	178,051.88	0.00	0.00	0.00	178,051.88	0.00
D	08/01/21 - 08/30/21	30	0.00	245,585.07	0.00	245,585.07	0.00	0.00	0.00	245,585.07	0.00
E	08/01/21 - 08/30/21	30	0.00	66,452.88	0.00	66,452.88	0.00	0.00	0.00	66,452.88	0.00
F	08/01/21 - 08/30/21	30	0.00	35,440.08	0.00	35,440.08	0.00	0.00	0.00	35,440.08	0.00
NR	08/01/21 - 08/30/21	30	604,388.94	153,332.42	0.00	153,332.42	(4,032.25)	0.00	0.00	157,364.67	600,356.69
Totals			604,388.94	3,423,852.58	0.00	3,423,852.58	(4,032.25)	0.00	0.00	3,427,884.83	600,356.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-EC)	46641BAH6	4.516900%	83,774,000.00	83,774,000.00	0.00	315,332.32	0.00	0.00	315,332.32	83,774,000.00
A-S (EC)	N/A	N/A	83,774,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-EC)	46641BAJ2	5.124074%	73,835,000.00	73,835,000.00	0.00	315,279.99	0.00	0.00	315,279.99	73,835,000.00
B (EC)	N/A	N/A	73,835,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-EC)	46641BAK9	5.188874%	41,177,000.00	41,177,000.00	0.00	178,051.88	0.00	0.00	178,051.88	41,177,000.00
C (EC)	N/A	N/A	41,177,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total				198,786,000.00	0.00	808,664.19	0.00	0.00	808,664.19	198,786,000.00

Exchangeable Certificate Details
EC	46641BAL7	N/A	198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	54,492,693.90
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,435,810.22	Master Servicing Fee	7,491.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,488.72
Interest Adjustments	0.00	Trustee Fee	306.83
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.92
ARD Interest	0.00	Senior Trust Advisor Fee	1,329.59
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,435,810.22	Total Fees	11,957.64

Principal		Expenses/Reimbursements
Scheduled Principal	1,321,675.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(17,136.06)
Principal Prepayments	44,983,199.67	Special Servicing Fees (Monthly)	13,103.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	6,387.32	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,311,262.81	Total Expenses/Reimbursements	(4,032.25)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	4,753,546.27	Interest Distribution	3,427,884.83
Excess Liquidation Proceeds	0.00	Principal Distribution	46,311,262.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	4,753,546.27
		Borrower Option Extension Fees	0.00
Total Other Collected	4,753,546.27	Total Payments to Certificateholders and Others	54,492,693.90
Total Funds Collected	54,500,619.30	Total Funds Distributed	54,500,619.29

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	791,814,030.17	791,814,030.17	Beginning Certificate Balance	791,814,030.17
(-) Scheduled Principal Collections	1,321,675.82	1,321,675.82	(-) Principal Distributions	46,311,262.80
(-) Unscheduled Principal Collections	44,989,586.99	44,989,586.99	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	745,502,767.37	745,502,767.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	792,919,683.56	792,919,683.56	Ending Certificate Balance	745,502,767.37
Ending Actual Collateral Balance	746,425,658.91	746,425,658.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.19
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP
$4,999,999 or less	11	35,945,443.29	4.82%	25	5.2895	2.273875	1.30 or less	11	317,112,256.94	42.54%	25	5.0108	0.575360
$5,000,000 to $14,999,999	10	98,731,684.96	13.24%	25	5.0431	1.257217	1.31 to 1.40	4	52,877,269.79	7.09%	26	5.1046	1.355402
$15,000,000 to $29,999,999	4	84,788,197.44	11.37%	25	5.1123	1.321820	1.41 to 1.50	1	11,822,611.86	1.59%	26	5.1300	1.441300
$30,000,000 to $49,999,999	4	146,863,144.40	19.70%	25	4.9982	0.981062	1.51 to 1.60	1	2,451,445.12	0.33%	24	5.4800	1.564100
$50,000,000 to 99,999,999	1	59,115,713.38	7.93%	25	4.9955	1.673800	1.61 to 1.75	4	119,466,444.29	16.02%	25	4.8426	1.691373
$100,000,000 or Greater	1	122,122,385.80	16.38%	26	4.8333	0.223300	1.76 to 2.00	2	12,234,511.67	1.64%	24	5.4070	1.842633
Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	8	31,602,029.60	4.24%	25	5.1721	2.804664
							Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	197,936,198.10	26.55%	23	5.0761	NAP
							Defeased	24	197,936,198.10	26.55%	23	5.0761	NAP
Alaska	1	2,781,556.05	0.37%	26	5.0300	2.649700
							Lodging	3	83,124,356.27	11.15%	26	5.0620	0.589405
Arizona	2	9,798,833.04	1.31%	26	4.9501	1.723851
							Mixed Use	1	967,562.62	0.13%	25	5.1900	0.600700
California	2	20,566,179.77	2.76%	26	4.9940	1.826480
							Mobile Home Park	3	18,136,302.97	2.43%	24	5.4154	2.733626
Florida	4	26,768,671.52	3.59%	25	5.2300	1.931189
							Multi-Family	4	163,878,149.51	21.98%	26	4.8373	0.533928
Georgia	3	40,070,832.84	5.38%	25	5.1900	0.600700
							Office	6	148,324,412.28	19.90%	25	4.9528	1.497653
Illinois	1	3,561,337.28	0.48%	25	5.1500	1.363600
							Retail	12	120,661,683.09	16.19%	25	5.1806	1.221501
Indiana	1	7,735,939.79	1.04%	26	5.1725	1.109800
							Self Storage	4	12,474,102.53	1.67%	25	5.1829	2.569947
Louisiana	1	59,115,713.38	7.93%	25	4.9955	1.673800
							Totals	57	745,502,767.37	100.00%	25	5.0246	1.177887
Minnesota	1	18,106,902.42	2.43%	25	5.0695	1.396400

Nevada	1	33,524,422.70	4.50%	24	5.2500	1.011500

New York	2	150,760,083.52	20.22%	25	4.9258	0.369699

Ohio	1	12,549,073.40	1.68%	26	5.1345	1.307900

Pennsylvania	2	14,860,690.18	1.99%	25	5.1975	1.327911

Tennessee	3	38,746,913.37	5.20%	24	4.8516	1.676277

Texas	5	26,198,762.22	3.51%	26	5.1527	0.728594

Virginia	1	39,017,888.86	5.23%	26	4.9290	0.706900

Washington	1	9,152,768.93	1.23%	23	5.3700	1.861600

Washington, DC	1	34,250,000.00	4.59%	24	4.6060	1.708600

Totals	57	745,502,767.37	100.00%	25	5.0246	1.177887

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP
	4.50000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.80000%	3	55,603,273.61	7.46%	24	4.6356	1.588793	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.05000%	7	255,157,209.07	34.23%	26	4.8906	0.840001	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.05001% to 5.25000%	13	178,307,219.20	23.92%	25	5.1685	1.024219	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25001% to 5.45000%	4	47,308,409.82	6.35%	23	5.3326	1.497678	49 months or greater	31	547,566,569.27	73.45%	25	5.0060	1.074275
	5.45001% to 5.65000%	4	11,190,457.57	1.50%	24	5.5092	2.867083	Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887
	5.65001% to 5.95000%	0	0.00	0.00%	0	0.0000	0.000000
	5.95001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP
	60 months or less	31	547,566,569.27	73.45%	25	5.0060	1.074275	Interest Only	1	34,250,000.00	4.59%	24	4.6060	1.708600
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	30	513,316,569.27	68.86%	25	5.0327	1.031951
	Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
								300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	197,936,198.10	26.55%	23	5.0761	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	523,194,884.01	70.18%	25	5.0001	1.060377
	13 to 24 months	2	24,371,685.26	3.27%	26	5.1323	1.372612
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	745,502,767.37	100.00%	25	5.0246	1.177887
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301161001	MF	New York	NY	Actual/360	4.83325%	509,118.92	201,902.41	0.00	N/A	11/01/23	--	122,324,288.20	122,122,385.80	09/01/21
3	301160003	OF	New Orleans	LA	Actual/360	4.99525%	254,678.52	88,711.33	0.00	N/A	10/01/23	--	59,204,424.71	59,115,713.38	09/01/21
4	301161004	OF	Minneapolis	MN	Actual/360	4.96625%	207,956.15	63,442.73	0.00	N/A	07/01/23	--	48,625,281.73	48,561,839.00	09/01/21
6	301161006	Various Atlanta		GA	Actual/360	5.19025%	179,409.02	72,897.90	0.00	N/A	10/01/23	--	40,143,730.74	40,070,832.84	09/01/21
7	301161007	LO	Richmond	VA	Actual/360	4.92925%	165,920.99	73,699.86	0.00	N/A	11/01/23	--	39,091,588.72	39,017,888.86	01/01/21
8	301161008	OF	Irving	TX	Actual/360	5.31125%	164,410.97	35,946,318.97	0.00	N/A	11/01/23	--	35,946,318.97	0.00	09/01/21
10	301161010	RT	Las Vegas	NV	Actual/360	5.25025%	151,774.80	47,883.82	0.00	N/A	09/06/23	--	33,572,306.52	33,524,422.70	09/06/21
11	300950003	OF	Washington	DC	Actual/360	4.60625%	135,845.01	0.00	0.00	N/A	09/01/23	--	34,250,000.00	34,250,000.00	09/01/21
12	301161012	RT	New York	NY	Actual/360	5.32025%	131,502.23	67,614.70	0.00	N/A	08/01/23	--	28,705,312.42	28,637,697.72	09/01/21
13	301161013	MH	Coconut Creek	FL	Actual/360	4.97025%	109,923.52	41,596.25	0.00	N/A	08/01/23	--	25,684,732.71	25,643,136.46	09/01/21
14	301161014	OF	Oak Brook	IL	Actual/360	5.07325%	94,465.22	40,045.82	0.00	N/A	10/01/23	--	21,624,590.94	21,584,545.12	09/01/21
15	301161015	OF	Bloomington	MN	Actual/360	5.06925%	79,270.27	51,850.72	0.00	N/A	10/01/23	--	18,158,753.14	18,106,902.42	09/01/21
16	301161016	OF	Orlando	FL	Actual/360	5.11025%	82,259.48	34,199.19	0.00	N/A	11/01/23	--	18,694,155.88	18,659,956.69	09/01/21
17	301161017	MF	Cordova	TN	Actual/360	4.84825%	81,036.07	29,747.39	0.00	N/A	11/01/23	--	19,413,388.00	19,383,640.61	09/01/21
19	301161019	SS	Various	Various	Actual/360	4.88025%	64,689.17	29,431.54	0.00	N/A	07/05/23	--	15,394,037.66	15,364,606.12	09/05/21
20	301161020	MF	Murfreesboro	TN	Actual/360	4.68025%	59,079.37	23,710.45	0.00	N/A	07/01/23	--	14,659,893.76	14,636,183.31	09/01/21
22	301161022	MF	Waxahachie	TX	Actual/360	5.12025%	56,443.95	22,462.06	0.00	N/A	08/05/23	--	12,802,307.09	12,779,845.03	09/05/21
23	301161023	RT	Zanesville	OH	Actual/360	5.13525%	55,585.43	22,904.89	0.00	N/A	11/01/23	--	12,571,978.29	12,549,073.40	09/01/20
24	301161024	RT	El Cajon	CA	Actual/360	5.13025%	52,308.18	18,515.13	0.00	N/A	11/05/23	--	11,841,126.99	11,822,611.86	09/05/21
25	301161025	MH	Ontario	CA	Actual/360	4.92025%	45,910.47	20,582.41	0.00	N/A	08/01/23	--	10,836,459.26	10,815,876.85	09/01/21
26	301161026	OF	Canonsburg	PA	Actual/360	5.16325%	44,834.71	14,632.78	0.00	N/A	10/01/23	--	10,084,469.24	10,069,836.46	09/01/21
27	301161027	LO	Houston	TX	Actual/360	5.14025%	40,745.61	23,125.97	0.00	N/A	11/05/23	--	9,205,735.64	9,182,609.67	09/05/21
28	301161028	IN	Peachtree City	GA	Actual/360	5.43025%	44,162.44	16,685.29	0.00	N/A	06/01/23	--	9,444,826.68	9,428,141.39	09/01/21
29	301161029	MH	Richland	WA	Actual/360	5.37025%	42,399.60	16,364.65	0.00	N/A	08/01/23	--	9,169,133.58	9,152,768.93	09/01/21
30	301161030	MH	Dewey	AZ	Actual/360	5.14025%	40,354.41	9,117,351.20	0.00	N/A	08/01/23	--	9,117,351.20	0.00	09/01/21
31	301161031	MF	Kissimmee	FL	Actual/360	5.18025%	38,917.39	15,870.21	0.00	N/A	07/05/23	--	8,724,784.64	8,708,914.43	09/05/21
32	301161032	MH	Phoenix	AZ	Actual/360	5.32025%	39,424.55	15,395.36	0.00	N/A	07/01/23	--	8,605,892.47	8,590,497.11	09/01/21
34	28000389	OF	Farmers Branch	TX	Actual/360	5.22325%	36,595.07	14,604.46	0.00	N/A	11/06/23	--	8,136,607.79	8,122,003.33	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	301161035	RT	San Pablo	CA	Actual/360	4.81025%	36,264.24	11,797.96	0.00	N/A	10/05/23	--	8,755,365.87	8,743,567.91	09/05/21
38	301161038	MF	Muncie	IN	Actual/360	5.17325%	34,510.17	12,019.96	0.00	N/A	11/01/23	--	7,747,959.75	7,735,939.79	09/01/21
39	301161039	MH	Various	VA	Actual/360	5.33025%	33,658.26	13,004.65	0.00	N/A	08/01/23	--	7,333,399.11	7,320,394.46	09/01/21
40	301161040	MF	Indianapolis	IN	Actual/360	5.11025%	29,166.19	12,199.06	0.00	N/A	10/05/23	--	6,628,260.44	6,616,061.38	09/05/21
41	28000390	IN	Maspeth	NY	Actual/360	5.34525%	30,288.72	11,568.96	0.00	N/A	11/06/23	--	6,580,728.67	6,569,159.71	09/06/21
42	301161042	RT	Chandler	AZ	Actual/360	4.69025%	27,173.73	11,394.12	0.00	N/A	11/05/23	--	6,728,484.42	6,717,090.30	09/05/21
43	301161043	RT	Houston	TX	Actual/360	5.00025%	17,271.46	18,979.91	0.00	11/05/23	11/05/33	--	4,011,436.37	3,992,456.46	09/05/21
44	301161044	SS	Philadelphia	PA	Actual/360	5.27025%	21,780.45	8,658.92	0.00	N/A	09/01/23	--	4,799,512.64	4,790,853.72	09/01/21
46	301161046	MH	Lakeland	TN	Actual/360	5.40025%	22,019.55	8,297.50	0.00	N/A	10/01/23	--	4,735,386.95	4,727,089.45	09/01/21
48	301161048	MH	Tampa	FL	Actual/360	5.53025%	20,324.67	11,701.11	0.00	N/A	08/01/23	--	4,268,145.70	4,256,444.59	09/01/21
49	301161049	RT	Royal Palm Beach	FL	Actual/360	5.48025%	11,588.27	4,274.70	0.00	N/A	09/01/23	--	2,455,719.82	2,451,445.12	09/01/21
50	301161050	RT	Pace	FL	Actual/360	5.48025%	6,621.86	2,442.70	0.00	N/A	09/01/23	--	1,403,267.82	1,400,825.12	09/01/21
51	301161051	MH	Orlando	FL	Actual/360	5.36025%	16,804.72	5,556.74	0.00	N/A	06/01/23	--	3,640,888.55	3,635,331.81	09/01/21
52	301161052	MH	Lompoc	CA	Actual/360	4.92025%	13,773.14	6,174.72	0.00	N/A	08/01/23	--	3,250,938.15	3,244,763.43	09/01/21
53	301161053	RT	Maricopa	AZ	Actual/360	5.15025%	14,444.80	5,954.74	0.00	N/A	07/05/23	--	3,257,205.84	3,251,251.10	09/05/21
54	301161054	RT	Chicago	IL	Actual/360	5.15025%	15,813.40	4,476.93	0.00	N/A	10/05/23	--	3,565,814.21	3,561,337.28	09/05/21
55	301161055	MH	Tampa	FL	Actual/360	5.23025%	14,710.96	5,013.61	0.00	N/A	09/01/23	--	3,266,480.39	3,261,466.78	09/01/21
56	28000382	RT	Goodyear	AZ	Actual/360	5.51725%	14,665.77	5,301.08	0.00	N/A	10/06/23	--	3,087,043.82	3,081,742.74	09/06/21
57	301161057	SS	Anchorage	AK	Actual/360	5.03025%	12,070.38	5,166.63	0.00	N/A	11/05/23	--	2,786,722.68	2,781,556.05	09/05/21
58	301161058	MH	Phoenix	AZ	Actual/360	5.39025%	11,904.56	4,501.96	0.00	N/A	08/01/23	--	2,564,869.88	2,560,367.92	09/01/21
59	301161059	SS	Lancaster	TX	Actual/360	5.18425%	11,316.85	4,579.61	0.00	N/A	11/01/23	--	2,534,892.99	2,530,313.38	09/01/21
60	301161060	SS	Dallas	TX	Actual/360	5.18425%	10,616.55	6,649.75	0.00	N/A	11/01/23	--	2,378,029.13	2,371,379.38	09/01/21
Totals							3,435,810.22	46,311,262.81	0.00				791,814,030.17	745,502,767.37
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,252,442.93	1,619,023.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,986,210.35	4,035,517.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1,505,637.00	1,863,817.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,016,422.50	07/01/20	06/30/21	04/12/21	0.00	0.00	239,314.52	1,915,638.58	0.00	0.00
8	5,220,890.27	2,924,591.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	35,400,420.76	19,453,461.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,889,849.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,244,244.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,903,796.00	1,888,967.75	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,264,559.46	1,014,911.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,503,678.00	1,206,325.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	950,676.10	708,553.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,022,174.00	615,947.00	01/01/20	06/30/20	10/13/20	2,973,822.75	127,200.80	64,863.64	807,502.54	64,220.21	0.00
24	1,072,151.00	639,515.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	423,969.85	336,407.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	36,181.00	0.00	--	--	11/12/20	4,509,026.90	57,349.94	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,316,179.71	663,304.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,142,862.88	526,521.53	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,160,753.23	330,118.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1,446,846.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	322,752.00	351,260.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	677,534.54	411,910.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	118,857.60	(25,381.70)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	950,919.30	470,346.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	999,122.54	519,154.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,085,135.41	875,116.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	296,114.47	156,605.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	292,271.72	144,379.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	334,650.00	167,325.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	427,285.48	228,422.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	428,334.00	286,434.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	552,763.00	265,294.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	402,214.15	256,459.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	93,387,232.54	44,194,976.06				7,482,849.65	184,550.74	304,178.16	2,723,141.12	64,220.21	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	301161008	35,882,762.14	Payoff w/ yield maintenance	0.00	3,901,613.54
10	301161010	6,387.32	Partial Liquidation (Curtailment)	0.00	0.00
30	301161030	9,100,437.53	Payoff w/ yield maintenance	0.00	851,932.73
Totals		44,989,586.99		0.00	4,753,546.27
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	51,566,962.26	3	60,749,571.93	0	0.00	0	0.00	1	6,387.32	2	44,983,199.67	5.024630%	4.986361%	25
08/17/21	0	0.00	0	0.00	2	51,663,567.01	2	48,297,324.36	0	0.00	0	0.00	0	0.00	0	0.00	5.039028%	5.002273%	26
07/16/21	1	9,228,759.70	0	0.00	2	51,759,759.44	2	48,393,736.79	0	0.00	0	0.00	1	286,850.04	0	0.00	5.039074%	5.002311%	27
06/17/21	0	0.00	0	0.00	2	51,862,683.58	2	48,496,403.26	0	0.00	0	0.00	0	0.00	0	0.00	5.039199%	5.002437%	28
05/17/21	0	0.00	0	0.00	3	61,233,839.57	1	9,275,813.41	0	0.00	0	0.00	0	0.00	0	0.00	5.039244%	5.002475%	29
04/16/21	0	0.00	0	0.00	3	61,359,981.89	1	9,299,850.63	0	0.00	0	0.00	0	0.00	0	0.00	5.039292%	5.002515%	30
03/17/21	0	0.00	0	0.00	3	61,477,091.07	1	9,322,459.97	0	0.00	0	0.00	0	0.00	0	0.00	5.039336%	5.002552%	31
02/18/21	0	0.00	0	0.00	3	61,619,279.29	1	9,348,956.50	0	0.00	0	0.00	0	0.00	0	0.00	5.039391%	5.002599%	32
01/15/21	0	0.00	1	9,371,349.45	2	52,363,925.47	1	9,371,349.45	0	0.00	0	0.00	0	0.00	0	0.00	5.039424%	5.002623%	33
12/17/20	1	9,393,643.72	1	12,760,506.36	1	39,696,622.29	1	9,393,643.72	1	0.00	0	0.00	0	0.00	1	1,034,459.77	5.039456%	5.002648%	34
11/18/20	1	12,784,295.87	0	0.00	2	44,209,941.59	1	9,417,036.45	1	4,437,065.54	0	0.00	0	0.00	0	0.00	5.044289%	5.006239%	35
10/19/20	1	9,417,036.45	0	0.00	2	44,291,031.22	1	9,417,036.45	1	4,447,646.25	0	0.00	0	0.00	0	0.00	5.044323%	5.006271%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	301161007 01/01/21		7	6	239,314.52	1,915,638.58	5,425.00	39,625,490.45	04/24/20	2		01/01/21
23	301161023 09/01/20		11	6	64,863.64	807,502.54	203,692.26	12,829,760.31	06/08/20	2		08/28/20
Totals					304,178.16	2,723,141.12	209,117.26	52,455,250.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		296,267,073	296,267,073	0		0
25 - 36 Months		445,243,238	384,493,666	0		60,749,572
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,992,456	3,992,456	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	745,502,767	693,935,805	0	0	0	51,566,962
Aug-21	791,814,030	740,150,463	0	0	12,571,978	39,091,589
Jul-21	793,129,964	732,141,445	9,228,760	0	12,594,782	39,164,977
Jun-21	794,832,154	733,716,472	0	0	12,619,278	48,496,403
May-21	796,134,932	734,901,093	0	0	51,958,026	9,275,813
Apr-21	797,538,843	736,178,862	0	0	52,060,131	9,299,851
Mar-21	798,829,864	737,352,773	0	0	52,154,631	9,322,460
Feb-21	800,436,871	738,817,592	0	0	52,270,323	9,348,957
Jan-21	801,676,470	739,941,195	0	9,371,349	52,363,925	0
Dec-20	802,910,690	741,059,918	9,393,644	12,760,506	39,696,622	0
Nov-20	808,679,255	751,685,018	12,784,296	0	39,772,876	4,437,066
Oct-20	809,890,831	756,182,764	9,417,036	0	39,843,385	4,447,646
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	301161007	39,017,888.86	39,625,490.45	47,400,000.00	02/19/21	1,016,422.50	0.70690	06/30/21	11/01/23	265
23	301161023	12,549,073.40	12,829,760.31	9,600,000.00	05/01/21	615,947.00	1.30790	06/30/20	11/01/23	265
27	301161027	9,182,609.67	9,217,212.70	5,800,000.00	06/23/21	36,181.00	0.04720	12/31/20	11/05/23	205
Totals		60,749,571.93	61,672,463.46	62,800,000.00		1,668,550.50

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	301161007	LO	VA	04/24/20	2

COVID - The loan transferred to special servicing on 4/25/2020 for imminent monetary default. The 254-room hotel in Richmond, VA was built in 2009. The hotel was inspected on 3/26/2021 and found to be in good condition. TTM July 2021 indicates 47.6

% occupancy, $115.81 ADR, and $55.18 RevPAR (compares to 47.2%, $139.42 and $65.86 for TTM July 2020). TTM July 2021 RevPAR Index of 106.0 compares to 101.9 TTM 2020 and 110.1 TTM 2019. The trailing three-

	month RevPAR Index changed year-over-year fr			om 68.8 in 2020 to 96.2 in 2021. Loan Modification negotiations have ceased, and the special servicer is pursuing foreclosure. Receiver appointed in February 2021.

23	301161023	RT	OH	06/08/20	2

COVID - The property is a $190,196 SF anchored retail center located in Zanesville, OH. As of 8/01/21, the asset is 37% physically occupied, after the recent departure of Hobby Lobby (55,521 SF). An inspection was performed and the property was fo

und to be in good condition with limited deferred maintenance. A Receiver was appointed on 9/15/20. A foreclosure sale occurred on 6/03/21 and the foreclosure deed is in process of being recorded. Newmark will be retained

	as both property manager an		d leasing broker once the loan is REO.

27	301161027	LO	TX	07/19/18	5

The loan transferred to special servicing effective 5/9/2019 due to non-monetary defaults, after which the loan monetarily defaulted. A modification was completed effective 12/4/19. While being monitored the loan had another monetary default in

Dec ember 2020. The loan is secured by a 122 room, full service hotel built in 2010 and located in a western suburb of Houston, TX. The property was inspected 5/24/2021 and found to be in good condition at that time. TTM June 2021 (more recent informati

on not yet received) 16.7% occupancy, $79.79 ADR and $13.31 RevPAR (compared to $38.48 TTM 2020 and $42.36 TTM 2019). RevPAR Index of 36.4 compares to 78.5 in 2020 and 68.6 in 2019. The trailing three month

	RevPAR Index changed year-to-year from 104			.6 in 2020 to 43.0 in 2021. PNA signed. The Borrower has not begun the second phase of the PIP. The Borrower and SpecialServicer discussed terms for a second modification; however, no
	terms were agreed to. The special servicer is marketing the note				for sale, while dual tracking a foreclosure and remaining available for modification scenarios.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301161006	41,176,237.35	5.19003%	41,176,237.35 5.19003%		10	06/01/20	05/01/20	07/13/20
10	301161010	34,122,443.23	5.25003%	34,122,443.23 5.25003%		9	08/05/20	07/31/20	08/05/20
27	301161027	0.00	5.14003%	0.00	5.14003%	2	12/04/19	12/04/19	02/19/20
Totals		75,298,680.58		75,298,680.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
47	28000383 12/17/20	4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	0.00	3,391,242.27	65.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	0.00	3,391,242.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	28000383	12/17/20	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	8,415.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,706.47	0.00	0.00	13,013.94	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,981.79	0.00	0.00	(30,150.00)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,103.81	0.00	0.00	(17,136.06)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(4,032.25)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28